Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 88.8% of Net Assets
	ABS Car Loan — 7.6%
$2,627,752	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$2,659,983
331,359	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	331,817
2,425,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	2,429,152
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,156,473
910,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	918,967
1,040,000	AutoNation Finance Trust, Series 2025-1A, Class A4, 4.760%, 6/10/2030(a)	1,051,549
4,318,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780%, 4/20/2028(a)	4,405,871
495,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A, 4.800%, 8/20/2029(a)	500,154
445,000	BofA Auto Trust, Series 2024-1A, Class A3, 5.350%, 11/15/2028(a)	449,339
378,356	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.530%, 1/18/2028	379,030
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,063,453
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	817,288
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,387,040
1,680,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	1,691,361
434,188	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	423,920
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	5,235,169
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	825,737
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,667,314
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	449,393
4,965,000	Carvana Auto Receivables Trust, Series 2025-P1, Class A3, 4.550%, 5/10/2030	4,969,766
1,125,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.750%, 6/10/2031	1,137,789
1,250,000	Chase Auto Owner Trust, Series 2024-1A, Class B, 5.160%, 11/26/2029(a)	1,277,283
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,886,386
2,200,000	Chase Auto Owner Trust, Series 2024-4A, Class C, 5.460%, 7/25/2030(a)	2,248,856
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,077,103
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033(a)	4,330,318
380,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	383,612
1,105,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	1,118,334
790,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	789,717
635,000	Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.730%, 9/15/2032	642,311
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$595,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A4, 4.970%, 9/22/2031(a)	$609,075
2,045,000	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	2,048,523
920,000	Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 2/15/2036(a)	961,766
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	332,318
1,520,000	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030(a)	1,570,253
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,775,871
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	132,314
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,487,768
390,022	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	390,554
651,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class C, 5.210%, 2/18/2031(a)	655,089
4,070,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B, 4.980%, 7/16/2029(a)	4,093,309
1,780,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	1,830,597
180,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	183,142
1,035,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	1,035,784
2,085,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.890%, 2/20/2029	2,105,746
1,060,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	1,069,542
490,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class B, 5.000%, 8/16/2030	497,941
3,960,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,809,793
287,621	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	293,240
1,565,000	Hyundai Auto Receivables Trust, Series 2025-A, Class B, 4.610%, 4/15/2031	1,576,127
835,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	841,031
432,255	LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.350%, 4/15/2027(a)	431,231
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,056,504
340,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	341,427
1,250,000	LAD Auto Receivables Trust, Series 2025-1A, Class A4, 4.790%, 4/15/2030(a)	1,262,735
1,560,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.890%, 7/15/2032(a)	1,583,448
1,285,420	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	1,295,186
3,085,000	NextGear Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.550%, 2/15/2030(a)	3,103,828
2,985,000	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	3,003,111
3,075,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class C, 5.470%, 12/16/2030	3,116,087

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	$511,224
395,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.620%, 11/15/2028	395,371
915,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.740%, 1/16/2029	916,520
1,910,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	1,926,008
2,770,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class D, 5.470%, 5/15/2031	2,816,954
710,000	SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, 12/20/2028(a)	720,670
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	203,542
466,486	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	468,746
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	128,443
300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	305,069
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,661,626
3,265,000	Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.650%, 5/25/2038(a)	3,308,573
625,000	USB Auto Owner Trust, Series 2025-1A, Class B, 4.810%, 1/15/2031(a)	631,219
588,022	Veros Auto Receivables Trust, Series 2025-1, Class A, 5.310%, 9/15/2028(a)	589,044
3,605,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,812,737
105,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	106,559
1,640,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	1,650,466
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,241,055
1,520,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	1,525,071
1,000,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.980%, 9/16/2030(a)	1,009,692
1,335,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class B, 5.800%, 4/18/2038(a)	1,350,163
368,000	World Omni Auto Receivables Trust, Series 2024-B, Class A3, 5.270%, 9/17/2029	372,508
500,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	500,624
1,045,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A4, 4.490%, 5/15/2030	1,052,668
		126,402,377
	ABS Credit Card — 0.6%
1,370,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	1,383,367
3,344,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	3,373,442
1,920,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	1,935,262
Principal Amount	Description	Value (†)
	ABS Credit Card — continued
$1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	$1,413,539
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	1,062,108
		9,167,718
	ABS Home Equity — 4.5%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,333,417
266,147	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	264,409
910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037(a)	903,141
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,605,014
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,401,661
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	5,199,801
584,122	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.841%, 5/19/2034(b)(c)	553,436
1,384,172	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,210,802
8,290,047	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.370%, 11/25/2048(a)(b)(c)(d)	98,557
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,079,015
716,254	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	701,970
332,633	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	327,205
1,646,967	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,557,421
553,980	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	534,111
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.709%, 9/25/2057(a)(b)	3,870,033
1,164,866	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	1,063,494
1,620,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	1,614,265
654,626	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	613,588
107,845	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	102,198
28,292	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059(a)(b)	27,894
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,858,264
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038(a)	3,381,149
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	806,421
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,667,067
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	5,110,908
224,582	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	220,318

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$361,121	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	$354,047
991,471	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	969,588
1,230,270	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	1,247,406
792	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 11/25/2061(c)	448
7,254	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 6/25/2056(c)	3,091
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2062(c)	—
4,837,541	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	4,749,931
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,804,042
455,873	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	446,777
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,979,393
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,993,684
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,538,119
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	4,056,512
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,236,736
1,671,503	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,649,081
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,218,188
467,324	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.866%, 11/25/2036(b)(c)	406,154
		74,758,756
	ABS Other — 7.3%
3,124,923	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	3,182,784
1,516,914	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	1,551,449
627,763	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	618,817
271,433	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	273,287
1,740,000	Affirm Asset Securitization Trust, Series 2023-B, Class 1A, 6.820%, 9/15/2028(a)	1,746,242
1,780,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	1,793,557
555,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	557,547
1,268,286	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	1,293,633
3,725,000	American Tower Trust #1, 5.490%, 3/15/2053, 144A(a)	3,787,825
1,962,790	APL Finance DAC, Series 2023-1A, Class A, 7.000%, 7/21/2031(a)	1,990,611
3,996,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	3,976,731
Principal Amount	Description	Value (†)
	ABS Other — continued
$4,044,997	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	$3,722,192
1,587,484	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	1,587,319
300,307	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	302,727
495,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	479,043
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,849,700
223,649	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	227,774
1,387,721	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	1,393,423
350,000	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	351,194
1,996,241	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	2,022,753
1,701,419	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	1,614,420
53,708	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	52,914
3,036,517	Clsec Holdings 22t LLC, Series 2021-1, Class A, 2.868%, 5/11/2037(a)	2,795,402
1,765,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	1,766,939
1,310,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	1,326,388
1,375,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	1,386,334
1,491,667	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	1,506,989
3,020,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	2,940,819
1,250,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	1,189,835
980,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	997,949
1,029,703	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	1,063,667
739,119	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	717,797
417,439	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	436,391
569,080	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	585,488
425,605	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	429,638
2,383,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,420,589
1,615,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	1,663,552
247,253	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	250,502
577,754	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	583,172
1,249,819	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,218,130
1,877,634	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	1,916,257
286,423	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	291,108

Principal Amount	Description	Value (†)
	ABS Other — continued
$2,334,654	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	$2,379,503
218,134	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	208,387
405,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	412,624
823,015	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	806,628
988,065	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	961,377
203,375	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	203,750
639,827	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	602,774
1,345,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	1,371,019
215,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	216,185
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	289,938
385,504	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	376,654
2,809,905	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	2,755,120
169,353	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	161,548
1,197,370	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	1,192,222
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	590,098
2,387,528	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	2,426,478
680,000	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	681,818
390,917	Reach ABS Trust, Series 2025-1A, Class A, 4.960%, 8/16/2032(a)	392,144
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	705,223
400,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	403,604
2,745,000	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	2,690,006
1,055,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	1,070,414
3,820,000	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	3,910,989
738,150	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	724,378
2,385,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	2,438,956
115,202	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	113,182
355,902	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	358,823
815,463	Sierra Timeshare Receivables Funding LLC, Series 2024-3A, Class A, 4.830%, 8/20/2041(a)	818,559
3,457,500	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	3,273,350
1,752,641	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	1,763,821
645,000	SLAM Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	666,832
Principal Amount	Description	Value (†)
	ABS Other — continued
$845,000	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	$847,409
1,224,856	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	1,160,589
528,855	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.671%, 2/15/2045(a)	515,684
104,614	Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.870%, 7/20/2048(a)	98,385
348,454	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	319,006
841,069	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	778,003
298,211	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	245,495
1,475,239	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,396,709
314,749	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	278,515
415,628	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	425,375
3,729,460	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,541,584
880,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	893,072
1,070,364	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,013,328
1,425,306	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,448,302
1,896,001	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	1,839,161
2,676,651	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	2,550,662
2,741,121	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,548,034
487,753	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	502,342
3,645,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	3,752,480
1,795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	1,843,560
		120,826,987
	ABS Residential Mortgage — 0.0%
8,279	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	7,814
360,619	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	362,441
		370,255
	ABS Student Loan — 1.7%
1,251,939	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	1,140,132
473,895	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	423,065
793,760	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	749,337
1,003,251	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	990,239
498,543	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	488,786
474,740	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	457,898

Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$452,185	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	$429,981
764,276	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	722,730
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,374,822
772,320	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	719,227
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	809,676
945,700	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	861,901
788,914	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	716,873
1,206,201	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.580%, 4/15/2070(a)	1,089,454
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,441,587
256,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.060%, 6/15/2032(b)	255,091
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.260%, 6/15/2032(b)	49,822
97,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.150%, 3/15/2033(b)	96,652
1,448,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.150%, 3/15/2033(b)	1,442,805
160,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.180%, 9/15/2032(b)	160,731
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 6.540%, 9/15/2032(b)	129,590
932,631	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 5.226%, 2/15/2036(a)(b)	932,096
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	112,352
477,213	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	470,362
1,402,822	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	1,384,899
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043(a)	5,245,355
1,512,065	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,361,072
633,440	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	591,445
69,932	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041(a)	69,525
2,102,884	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	2,022,831
1,262,625	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	1,099,418
		27,839,754
Principal Amount	Description	Value (†)
	ABS Whole Business — 0.3%
$4,777,250	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	$4,706,670
474,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	488,985
		5,195,655
	Agency Commercial Mortgage-Backed Securities — 6.9%
4,377,614	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,900,039
27,033,985	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, 0.627%, 9/25/2025(b)(c)(d)	19,895
14,363,675	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.745%, 11/25/2025(b)(c)(d)	20,092
7,900,366	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 1.023%, 12/25/2025(b)(c)(d)	21,838
13,860,212	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.309%, 1/25/2026(b)(c)(d)	60,062
6,587,094	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.464%, 3/25/2026(b)(c)(d)	45,686
23,994,100	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.280%, 7/25/2026(b)(c)(d)	206,858
7,791,778	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 1.025%, 8/25/2026(b)(c)(d)	60,691
22,630,713	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.385%, 9/25/2026(b)(c)(d)	49,877
84,925,873	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.172%, 10/25/2026(b)(c)(d)	73,214
18,012,782	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.753%, 11/25/2029(b)(d)	423,643
17,263,435	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.639%, 1/25/2030(b)(d)	974,676
11,345,099	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.704%, 1/25/2030(b)(d)	675,419
13,638,996	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.810%, 3/25/2030(b)(d)	880,547
14,272,050	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.321%, 8/25/2030(b)(d)	722,915
253,977,924	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.250%, 1/25/2032(b)(d)	2,344,216
32,648,230	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.407%, 2/25/2032(b)(d)	599,226
79,054,143	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.403%, 3/25/2032(b)(d)	1,398,468

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$35,787,767	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.451%, 4/25/2055(b)(d)	$755,906
45,916,521	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.437%, 4/25/2032(b)(d)	953,016
19,730,753	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.430%, 5/25/2032(b)(d)	395,978
66,411,386	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.352%, 6/25/2032(b)(d)	1,047,241
51,383,296	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.490%, 6/25/2032(b)(d)	1,208,381
82,072,071	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.404%, 8/25/2032(b)(d)	1,539,426
102,941,843	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.446%, 9/25/2032(b)(d)	2,203,851
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.330%, 11/25/2032(b)(d)	1,437,010
3,337,174	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.986%, 8/25/2034(b)(c)(d)	172,938
20,541,818	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.699%, 10/25/2034(b)(d)	813,189
51,815,839	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.627%, 5/25/2035(b)(d)	5,549,119
53,698,836	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.435%, 7/25/2035(b)(d)	5,028,252
13,650,469	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 1.096%, 1/25/2031(b)(d)	537,471
95,239,735	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 1.094%, 8/25/2036(b)(d)	7,154,552
121,722,641	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.156%, 8/25/2033(b)(d)	455,109
28,621	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 4.966%, 12/25/2028(b)	28,676
10,747	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 4.946%, 7/25/2029(b)	10,758
5,246,771	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.000%, 8/25/2025(b)(c)(d)	51
21,468,975	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.239%, 12/25/2026(b)(c)(d)	24,694
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$22,441,960	Federal National Mortgage Association, Series 2019-M17, Class X, 0.418%, 8/25/2034(b)(c)(d)	$276,988
13,516,553	Federal National Mortgage Association, Series 2020-M33, Class X, 1.905%, 6/25/2028(b)(c)(d)	315,579
15,028,967	Federal National Mortgage Association, Series 2020-M37, Class X, 1.081%, 4/25/2032(b)(d)	561,467
14,872,791	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.988%, 8/25/2034(b)(d)	856,877
14,160,170	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.709%, 6/25/2041(b)(c)(d)	258,798
22,440,861	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.671%, 8/25/2041(b)(d)	585,152
86,039,302	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.097%, 11/25/2041(b)(d)	1,113,830
2,714,330	Government National Mortgage Association, Series 2006-46, 0.489%, 4/16/2046(b)(c)(d)	27,249
1,250,654	Government National Mortgage Association, Series 2006-51, 0.943%, 8/16/2046(b)(c)(d)	23,345
3,666,177	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	3,757,934
3,636,234	Government National Mortgage Association, Series 2009-114, 0.000%, 10/16/2049(b)(c)(d)	349
1,549,387	Government National Mortgage Association, Series 2010-124, 1.013%, 12/16/2052(b)(c)(d)	22,541
214,581	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	8,366
1,391,172	Government National Mortgage Association, Series 2011-119, 0.135%, 8/16/2051(b)(c)(d)	1,438
2,408,207	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	2,488,494
482,268	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	3,211
16,575,867	Government National Mortgage Association, Series 2012-142, 0.169%, 4/16/2054(b)(c)(d)	39,918
3,459,034	Government National Mortgage Association, Series 2012-23, 0.237%, 6/16/2053(b)(c)(d)	22,942
3,553,387	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	34
4,689,344	Government National Mortgage Association, Series 2012-79, 0.350%, 3/16/2053(b)(c)(d)	40,420
18,125,097	Government National Mortgage Association, Series 2012-85, 0.330%, 9/16/2052(b)(c)(d)	141,502
726,586	Government National Mortgage Association, Series 2013-175, 0.141%, 5/16/2055(b)(c)(d)	1,108
2,032,342	Government National Mortgage Association, Series 2014-101, 0.538%, 4/16/2056(b)(c)(d)	28,396
9,078,682	Government National Mortgage Association, Series 2014-130, Class IB, 0.186%, 8/16/2054(b)(c)(d)	40,182
4,061,454	Government National Mortgage Association, Series 2014-24, Class IX, 0.264%, 1/16/2054(b)(c)(d)	4,588
4,444,963	Government National Mortgage Association, Series 2014-70, 0.475%, 3/16/2049(b)(c)(d)	61,284
3,180,228	Government National Mortgage Association, Series 2014-86, 0.409%, 4/16/2056(b)(c)(d)	34,310

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$12,737,629	Government National Mortgage Association, Series 2015-120, 0.587%, 3/16/2057(b)(c)(d)	$240,658
8,410,672	Government National Mortgage Association, Series 2015-146, Class IB, 0.116%, 7/16/2055(b)(c)(d)	27,617
5,148,999	Government National Mortgage Association, Series 2015-171, 0.828%, 11/16/2055(b)(c)(d)	153,243
4,968,629	Government National Mortgage Association, Series 2015-189, Class IG, 0.600%, 1/16/2057(b)(c)(d)	132,100
3,167,144	Government National Mortgage Association, Series 2015-21, 0.674%, 7/16/2056(b)(c)(d)	86,265
10,402,081	Government National Mortgage Association, Series 2015-32, 0.572%, 9/16/2049(b)(c)(d)	217,216
6,573,947	Government National Mortgage Association, Series 2015-6, 0.455%, 2/16/2051(b)(c)(d)	90,715
2,542,409	Government National Mortgage Association, Series 2015-68, 0.323%, 7/16/2057(b)(c)(d)	33,534
10,430,422	Government National Mortgage Association, Series 2015-70, 0.560%, 12/16/2049(b)(c)(d)	197,891
4,456,376	Government National Mortgage Association, Series 2015-73, 0.405%, 11/16/2055(b)(c)(d)	51,999
15,739,069	Government National Mortgage Association, Series 2016-132, 0.609%, 7/16/2056(b)(c)(d)	335,446
6,277,506	Government National Mortgage Association, Series 2016-143, 0.947%, 10/16/2056(c)(d)	307,586
4,128,503	Government National Mortgage Association, Series 2017-128, 0.976%, 12/16/2056(b)(c)(d)	219,721
20,430,584	Government National Mortgage Association, Series 2017-168, 0.553%, 12/16/2059(b)(d)	729,239
23,292,106	Government National Mortgage Association, Series 2017-90, 0.722%, 1/16/2059(b)(d)	949,037
7,156,557	Government National Mortgage Association, Series 2018-110, 0.601%, 1/16/2060(b)(c)(d)	272,705
11,537,994	Government National Mortgage Association, Series 2018-129, 0.620%, 7/16/2060(b)(d)	448,859
4,187,561	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	274,143
11,297,446	Government National Mortgage Association, Series 2018-143, 0.502%, 10/16/2060(b)(d)	583,818
10,406,271	Government National Mortgage Association, Series 2018-2, 0.704%, 12/16/2059(b)(d)	448,532
28,522,972	Government National Mortgage Association, Series 2018-82, 0.463%, 5/16/2058(b)(d)	844,462
18,564,025	Government National Mortgage Association, Series 2018-96, 0.461%, 8/16/2060(b)(d)	595,311
16,966,035	Government National Mortgage Association, Series 2019-116, 0.623%, 12/16/2061(b)(d)	773,312
9,284,290	Government National Mortgage Association, Series 2019-75, 0.853%, 12/16/2060(b)(d)	554,035
6,862,400	Government National Mortgage Association, Series 2019-94, 0.954%, 8/16/2061(b)(c)(d)	420,135
44,157,129	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,557,365
18,504,389	Government National Mortgage Association, Series 2020-128, 0.915%, 10/16/2062(b)(d)	1,240,036
29,458,786	Government National Mortgage Association, Series 2020-130, 1.007%, 8/16/2060(b)(d)	2,073,233
39,033,987	Government National Mortgage Association, Series 2020-136, 1.015%, 8/16/2062(b)(d)	2,856,222
34,641,520	Government National Mortgage Association, Series 2020-172, 1.139%, 9/16/2062(b)(d)	2,717,212
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$15,454,503	Government National Mortgage Association, Series 2020-174, 0.847%, 1/16/2063(b)(d)	$984,123
35,462,874	Government National Mortgage Association, Series 2020-179, 1.011%, 9/16/2062(b)(d)	2,399,312
39,299,766	Government National Mortgage Association, Series 2020-197, 0.949%, 10/16/2062(b)(d)	2,684,818
33,533,475	Government National Mortgage Association, Series 2020-26, 0.703%, 10/15/2061(b)(d)	1,546,685
8,868,026	Government National Mortgage Association, Series 2021-10, 0.987%, 5/16/2063(b)(d)	623,901
39,891,382	Government National Mortgage Association, Series 2021-106, 0.856%, 4/16/2063(b)(d)	2,626,329
39,272,227	Government National Mortgage Association, Series 2021-12, 0.956%, 3/16/2063(b)(d)	2,495,122
42,700,901	Government National Mortgage Association, Series 2021-128, 0.994%, 6/16/2061(b)(d)	2,771,502
52,680,760	Government National Mortgage Association, Series 2021-132, Class BI, 0.917%, 4/16/2063(b)(d)	3,606,056
51,069,774	Government National Mortgage Association, Series 2021-133, 0.882%, 7/16/2063(b)(d)	3,392,463
10,863,780	Government National Mortgage Association, Series 2021-145, 0.771%, 7/16/2061(b)(d)	626,188
45,026,465	Government National Mortgage Association, Series 2021-151, 0.906%, 4/16/2063(b)(d)	2,956,843
49,254,109	Government National Mortgage Association, Series 2021-163, 0.802%, 3/16/2064(b)(d)	2,856,980
19,749,619	Government National Mortgage Association, Series 2021-180, 0.915%, 11/16/2063(b)(d)	1,410,834
34,407,759	Government National Mortgage Association, Series 2021-20, 1.149%, 8/16/2062(b)(d)	2,732,664
33,243,074	Government National Mortgage Association, Series 2021-33, 0.843%, 10/16/2062(b)(d)	2,137,879
28,926,941	Government National Mortgage Association, Series 2021-40, 0.822%, 2/16/2063(b)(d)	1,755,113
44,351,397	Government National Mortgage Association, Series 2021-52, 0.722%, 4/16/2063(b)(d)	2,299,150
27,198,182	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,584,117
		114,431,008
	Collateralized Mortgage Obligations — 12.3%
1,165,146	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,117,676
122,191	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	15,097
37,919	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	5,277
105,756	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 6.412%, 5/15/2035(b)(c)	105,810
1,903,396	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 2.782%, 5/15/2036(b)(c)(d)	208,187
555,707	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 2.202%, 10/15/2036(b)(c)(d)	50,920
624,257	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 1.832%, 2/15/2038(b)(c)(d)	56,846

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$186,760	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 5.256%, 2/15/2038(b)(c)	$201,273
175,337	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 5.882%, 2/15/2038(b)(c)	176,777
703,149	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.538%, 6/15/2048(b)	655,769
193,649	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.400%, 12/15/2036(b)(c)	195,403
798,519	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 2.082%, 10/15/2040(b)(c)(d)	71,556
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.346%, 2/15/2041(b)(c)	128,902
736,670	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 1.482%, 9/15/2041(b)(c)(d)	63,799
1,029,582	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 1.908%, 8/15/2040(b)	1,062,478
640,841	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 1.732%, 8/15/2032(b)(c)(d)	37,810
3,892,075	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 1.732%, 11/15/2042(b)(c)(d)	488,570
1,870,593	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 2.038%, 6/15/2039(b)(c)(d)	168,293
950,846	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	168,097
3,086,933	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 1.682%, 4/15/2047(b)(c)(d)	287,780
1,162,388	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	207,093
2,432,210	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	468,441
6,145,930	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.755%, 4/15/2042(b)(d)	957,122
122,028	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.349%, 11/25/2044(b)(d)	22,887
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	267,527
14,193,661	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.419%, 12/15/2048(b)(d)	944,256
261,639	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.887%, 4/25/2052(b)(d)	9,816
18,797,710	Federal Home Loan Mortgage Corp., Series 5407, Class LA, REMICS, 6.000%, 8/25/2050	19,123,506
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$55,207,570	Federal Home Loan Mortgage Corp., Series 5457, Class GA, REMICS, 4.500%, 11/25/2050	$55,174,849
38,575,992	Federal Home Loan Mortgage Corp., Series 5471, Class DA, REMICS, 5.000%, 8/25/2051	38,985,167
1,834,788	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-61, Class 1A1, 1 yr. USD MTA + 1.400%, 5.799%, 7/25/2044(b)	1,772,671
495,193	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	473,562
613,991	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 8.215%, 6/25/2035(b)(c)	714,851
543,677	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 7.995%, 6/25/2036(b)(c)	646,889
25,800	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 2.880%, 8/25/2036(b)(c)(d)	2,605
160,342	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 10.902%, 8/25/2036(b)(c)	210,854
457,152	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.507%, 8/25/2038(b)	444,526
124,683	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.847%, 11/25/2038(b)(c)	121,846
459,752	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.583%, 3/25/2039(b)(c)	427,353
46,818	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.867%, 12/25/2039(b)(c)	42,027
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.273%, 11/25/2040(b)	256,562
1,905,683	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 1.430%, 6/25/2041(b)(c)(d)	167,461
925,562	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 2.080%, 3/25/2042(b)(c)(d)	121,597
597,755	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 1.530%, 3/25/2042(b)(c)(d)	53,187
2,418,128	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 1.580%, 9/25/2042(b)(c)(d)	238,540
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 1.409%, 7/25/2043(b)(c)	331,490
1,089,523	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 2.180%, 11/25/2043(b)(c)(d)	131,401
1,102,840	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 1.730%, 8/25/2042(b)(c)(d)	93,019

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,924,613	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	$380,059
8,791,844	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 1.630%, 4/25/2044(b)(c)(d)	816,254
582,248	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 1.630%, 5/25/2044(b)(c)(d)	42,771
272,792	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 0.000%, 5/25/2041(b)(c)	226,647
5,152,136	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 1.680%, 4/25/2046(b)(c)(d)	400,452
1,238,832	Federal National Mortgage Association, Series 2016-26, Class KL, REMICS, 0.000%, 11/25/2042(b)	863,996
5,412,591	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 1.680%, 10/25/2034(b)(d)	331,094
6,762,547	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 1.680%, 9/25/2046(b)(d)	475,390
4,287,090	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 1.680%, 9/25/2046(b)(d)	277,722
2,759,547	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 1.680%, 11/25/2046(b)(c)(d)	251,815
2,838,031	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 1.680%, 11/25/2046(b)(c)(d)	201,902
3,051,256	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 2.230%, 12/25/2046(b)(c)(d)	238,730
4,475,688	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 1.730%, 4/25/2047(b)(c)(d)	274,698
31,482,823	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.000%, 8/25/2047(b)(d)	1,288,151
8,669,519	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,605,160
2,433,933	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	482,945
12,992,372	Federal National Mortgage Association, Series 2021-24, REMICS, 1.089%, 3/25/2059(b)(d)	736,367
18,432,553	Federal National Mortgage Association, Series 2024-86, Class CA, REMICS, 5.000%, 9/25/2051	18,550,912
165,013	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	19,276
41,511	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	5,956
172,815	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	22,298
112,416	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	14,247
434,990	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	70,313
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$174,977	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	$28,449
101,236	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	17,019
240,007	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	41,602
97,507	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	18,591
106,130	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	16,948
153,452	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	28,850
130,100	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	19,377
64,880	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	9,855
87,313	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	14,329
51,293	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	8,963
15,741	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	2,749
467,457	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	72,501
162,752	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	29,432
70,147	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	7,628
104,912	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	6,456
78,166	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	13,542
11,854	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	2,504
346,402	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(c)	348,936
33,771	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 5.123%, 2/20/2060(b)(c)	33,587
30,670	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 4.796%, 5/20/2059(b)(c)	30,240
28,520	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.796%, 10/20/2060(b)(c)	28,226
36,233	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 4.946%, 12/20/2060(b)(c)	35,943
14,271	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 4.946%, 3/20/2061(b)(c)	14,155
13,811	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 5.046%, 10/20/2061(b)(c)	13,721
26,370	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 4.620%, 10/20/2061(b)(c)	25,560
4,171	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	3,766
30,396	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(c)	29,729

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,889	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(c)	$1,865
653,355	Government National Mortgage Association, Series 2013-71, Class DF, 1 mo. USD SOFR + 1.114%, 5.000%, 5/20/2043(b)(c)	585,390
78,936	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 4.766%, 1/20/2063(b)(c)	76,516
26,987	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	26,281
565,317	Government National Mortgage Association, Series 2013-H13, Class SI, 1.276%, 6/20/2063(b)(c)(d)	21,070
1,341,021	Government National Mortgage Association, Series 2013-H16, Class AI, 1.438%, 7/20/2063(b)(c)(d)	32,940
194,474	Government National Mortgage Association, Series 2013-H18, Class EI, 2.001%, 7/20/2063(b)(c)(d)	18,446
183,641	Government National Mortgage Association, Series 2013-H18, Class JI, 1.338%, 8/20/2063(b)(c)(d)	3,203
54,697	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 5.046%, 8/20/2063(b)(c)	54,351
956,113	Government National Mortgage Association, Series 2014-H24, Class HI, 0.840%, 9/20/2064(b)(c)(d)	21,595
1,115,785	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.290%, 10/20/2064(b)	1,117,440
88,554	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	86,580
290,225	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	283,334
7,528	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.726%, 5/20/2063(b)(c)	7,180
5,932	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 4.646%, 4/20/2063(b)(c)	5,692
5,224	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.708%, 3/20/2065(b)(c)	5,044
420	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.146%, 10/20/2065(b)(c)	407
155,087	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.561%, 9/20/2065(b)(c)	153,552
2,510	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.126%, 8/20/2061(b)(c)	2,431
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(b)	1,063,113
329,549	Government National Mortgage Association, Series 2016-23, Class PA, 5.539%, 7/20/2037(b)(c)	328,908
5,610,769	Government National Mortgage Association, Series 2016-H01, Class AI, 1.839%, 1/20/2066(b)(c)(d)	165,557
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$6,929,007	Government National Mortgage Association, Series 2016-H09, Class JI, 2.027%, 4/20/2066(b)(c)(d)	$254,825
92,558	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.408%, 8/20/2063(b)(c)	88,981
1,694,741	Government National Mortgage Association, Series 2016-H17, Class HA, 2.250%, 3/20/2066	1,659,992
22,615	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.473%, 8/20/2066(b)(c)	21,648
12,873	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.902%, 6/20/2061(b)(c)	12,330
2,952,665	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	312,106
909,689	Government National Mortgage Association, Series 2017-H05, Class AI, 2.465%, 1/20/2067(b)(c)(d)	38,640
136,984	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.652%, 8/20/2068(b)(c)	131,893
8,808,799	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.262%, 5/20/2068(b)	7,927,706
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	211,476
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	243,676
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 1.118%, 2/20/2044(b)(d)	1,033,774
1,770,841	Government National Mortgage Association, Series 2019-44, Class BS, 1.618%, 4/20/2049(b)(c)(d)	161,072
7,389,082	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.500%, 4/20/2049(b)	6,992,073
7,608,769	Government National Mortgage Association, Series 2019-70, Class SK, 1.568%, 8/20/2043(b)(d)	777,449
2,319,281	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.237%, 1/20/2069(b)	2,219,457
2,319,738	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,215,630
1,134,036	Government National Mortgage Association, Series 2019-H06, Class HA, 2.800%, 4/20/2069(b)	1,115,555
1,132,039	Government National Mortgage Association, Series 2019-H12, Class JA, 2.500%, 7/20/2069	1,119,878
2,002,664	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050, IO(c)(d)	338,936
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	1,930,384
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	861,137
11,023,734	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,393,763
1,687,059	Government National Mortgage Association, Series 2020-H11, Class GA, 1.250%, 7/20/2067	1,657,873
26,957,445	Government National Mortgage Association, Series 2021-H03, 0.000%, 4/20/2070(b)(c)(d)	195,329
4,675,671	Government National Mortgage Association, Series 2021-H08, Class IA, 0.008%, 1/20/2068(b)(c)(d)	35,791

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,760,092	Government National Mortgage Association, Series 2021-H12, Class GA, 4.522%, 7/20/2071(b)	$1,753,860
812,776	Government National Mortgage Association, Series 2021-H17, 0.085%, 3/20/2070(b)(c)(d)	20,488
1,283,674	Government National Mortgage Association, Series 2021-H17, Class BA, 2.785%, 10/20/2071(b)	1,260,545
18,285,600	Government National Mortgage Association, Series 2025-H03, Class IC, 0.824%, 1/20/2075, IO(b)(d)	1,347,082
12,113,037	Government National Mortgage Association, Series 2025-H04, Class GI, 0.852%, 1/20/2075, IO(b)(d)	1,000,937
15,216,573	Government National Mortgage Association, Series 2025-H04, Class HI, 0.753%, 2/20/2075(b)(d)	1,102,745
32,998,587	Government National Mortgage Association, Series 2025-H07, Class LI, 0.838%, 2/20/2075, IO(b)(d)	2,479,085
		203,134,249
	Mortgage Related — 39.2%
6,885,493	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	5,620,672
1,439,267	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,174,860
6,091,019	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,056,021
7,444,273	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	6,187,705
7,045,108	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	6,346,988
16,273,367	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	15,162,969
1,118,159	Federal National Mortgage Association, 2.000%, 10/01/2050	867,564
293,631	Federal National Mortgage Association, 2.000%, 12/01/2050	227,817
3,825,839	Federal National Mortgage Association, 2.500%, 6/01/2050	3,215,237
3,626,435	Federal National Mortgage Association, 2.500%, 6/01/2050	3,048,755
3,216,895	Federal National Mortgage Association, 2.500%, 6/01/2050	2,692,390
4,402,682	Federal National Mortgage Association, 2.500%, 9/01/2050	3,695,845
3,732,412	Federal National Mortgage Association, 2.500%, 10/01/2050	3,120,356
8,707,551	Federal National Mortgage Association, 2.500%, 1/01/2052	7,235,199
77,443,702	Federal National Mortgage Association, 2.500%, 2/01/2052	64,284,313
5,012,776	Federal National Mortgage Association, 2.500%, 2/01/2052	4,173,527
1,910,785	Federal National Mortgage Association, 2.500%, 7/01/2053	1,585,232
8,678,222	Federal National Mortgage Association, 2.500%, 12/01/2061	6,888,805
104,906,149	Federal National Mortgage Association, 2.500%, 3/01/2062	83,274,881
39,841,264	Federal National Mortgage Association, 2.500%, 3/01/2062	31,626,208
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$19,825,317	Federal National Mortgage Association, 2.500%, 3/01/2062	$15,737,375
77,915,672	Federal National Mortgage Association, 2.500%, 5/01/2062	61,849,628
60,218,081	Federal National Mortgage Association, 2.500%, 5/01/2062	47,800,830
12,073,199	Federal National Mortgage Association, 2.500%, 12/01/2063	9,617,283
1,526,867	Federal National Mortgage Association, 3.000%, 10/01/2047	1,347,727
1,825,373	Federal National Mortgage Association, 3.000%, 7/01/2049	1,596,274
31,680,330	Federal National Mortgage Association, 3.000%, 2/01/2052	27,663,390
30,884,432	Federal National Mortgage Association, 3.000%, 2/01/2052	26,922,507
26,541,535	Federal National Mortgage Association, 3.000%, 6/01/2052	23,009,257
3,060,686	Federal National Mortgage Association, 3.000%, 6/01/2063	2,585,023
15,098,425	Federal National Mortgage Association, 3.000%, 12/01/2063	12,620,823
16,865,008	Federal National Mortgage Association, 3.000%, 6/01/2064	14,055,633
34,129,608	Federal National Mortgage Association, 3.500%, 9/01/2062	30,188,355
16,257,667	Federal National Mortgage Association, 3.500%, 12/01/2063	14,319,776
24,017,985	Federal National Mortgage Association, 3.500%, 6/01/2064	20,975,848
447,022	Federal National Mortgage Association, 4.000%, 1/01/2052	418,073
9,343,845	Federal National Mortgage Association, 5.500%, 10/01/2054	9,345,600
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8
30,000,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 7/01/2055(e)	29,993,137
20,000,000	Uniform Mortgage-Backed Security, TBA, 6.000%, 7/01/2055(e)	20,322,457
21,000,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 7/01/2055(e)	21,682,009
		647,536,357
	Non-Agency Commercial Mortgage-Backed Securities — 8.4%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,448,741
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,288,874
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,611,718
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,284,347
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	677,088
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,721,469
1,830,000	Bank, Series 2022-BNK42, Class A5, 4.493%, 6/15/2055(b)	1,780,026

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	$986,465
2,140,000	Bank5 Trust, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,271,398
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,220,602
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,857,003
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,534,847
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 6.152%, 1/17/2039(a)(b)	2,760,557
1,485,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	1,501,026
720,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.803%, 7/15/2029(a)(b)	719,775
4,470,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.755%, 3/15/2042(a)(b)	4,431,710
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	481,354
3,305,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	3,366,265
1,574,888	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,511,563
25,276	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	25,241
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,682,600
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,844,035
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	2,984,220
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,233,770
2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,629,172
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.577%, 10/15/2043(a)(b)	5,206,475
3,070,665	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.507%, 7/15/2038(a)(b)	3,071,625
3,130,706	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.127%, 7/15/2038(a)(b)	3,132,663
3,548,763	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	3,061,479
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	4,982,768
520,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(b)	515,975
2,000,000	GS Mortgage Securities Trust, Series 2014-GC22, Class AS, 4.113%, 6/10/2047	1,871,284
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.726%, 6/10/2047(b)	1,580,755
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	$4,715,878
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,370,167
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,856,415
579,186	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	561,822
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,910,607
3,350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.912%, 1/15/2042(a)(b)	3,318,497
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	703,297
450,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	451,680
352,657	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(b)	349,165
3,242,798	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035(a)(b)	3,015,802
3,399,917	Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.530%, 6/15/2050	3,337,095
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,395,822
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,864,774
1,064,350	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,009,749
495,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	507,687
1,606,458	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	965,883
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(f)	1,300,000
540,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.555%, 12/15/2039(a)(b)	539,158
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,294,736
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,962,452
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,729,935
		138,437,511
	Total Bonds and Notes (Identified Cost $1,555,259,294)	1,468,100,627

Collateralized Loan Obligations — 3.5%
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.420%, 7/20/2031(a)(b)	5,228,473

Principal Amount	Description	Value (†)

$3,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SofR + 1.450%, 0.000%, 7/15/2036(a)(b)(g)	$3,245,000
3,300,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 6.006%, 7/15/2036(a)(b)	3,309,768
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 5.918%, 1/15/2031(a)(b)	3,835,000
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 0.000%, 1/15/2031(a)(b)(g)	3,835,000
1,530,000	Empower CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.310%, 5.637%, 7/20/2038(a)(b)	1,533,386
1,385,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 1.600%, 5.926%, 11/22/2031(a)(b)	1,385,670
1,437,947	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 6.226%, 12/15/2039(a)(b)	1,437,773
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 6.031%, 4/20/2031(a)(b)	3,005,940
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 5.922%, 4/16/2033(a)(b)	2,557,789
2,570,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.930%, 10/17/2036(a)(b)	2,570,195
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.992%, 4/16/2031(a)(b)	2,041,493
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.870%, 1/20/2038(a)(b)	4,215,773
1,900,000	Polen Capital CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.320%, 5.581%, 3/06/2038(a)(b)	1,908,565
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 5.652%, 4/20/2035(a)(b)	3,806,411
Principal Amount	Description	Value (†)

$7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.181%, 4/20/2034(a)(b)	$7,655,814
5,130,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 5.571%, 4/20/2038(a)(b)	5,132,724
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.231%, 10/18/2031(a)(b)	1,318,232
	Total Collateralized Loan Obligations (Identified Cost $57,837,099)	58,023,006

Loan Participations — 0.0%
	ABS Other — 0.0%
947,687	Harbour Aircraft Investments Ltd., 6.000%, 11/15/2037	901,549
	Total Loan Participations (Identified Cost $942,711)	901,549

Short-Term Investments — 12.0%
138,312,468	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $138,323,610 on 7/01/2025 collateralized by $141,067,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $141,078,723 including accrued interest(h)	138,312,468
60,000,000	U.S. Treasury Bills, 4.138%, 7/24/2025(i)(j)	59,840,342
	Total Short-Term Investments (Identified Cost $198,153,866)	198,152,810
	Total Investments — 104.3% (Identified Cost $1,812,192,970)	1,725,177,992
	Other assets less liabilities — (4.3)%	(71,758,158)
	Net Assets — 100.0%	$1,653,419,834

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$438,753,412 or 26.5% of net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced
("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Non-income producing security.
(g)	New issue unsettled as of June 30, 2025. Coupon rate does not take effect until settlement date.

(h)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2025	2,003	$221,355,093	$224,586,375	$3,231,282
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	186	20,101,383	20,274,000	172,617
CBOT U.S. Long Bond Futures	9/19/2025	130	14,569,892	15,010,938	441,046
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	70	8,082,547	8,338,750	256,203
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	970	108,823,475	110,837,656	2,014,181
Total					$6,115,329
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$73,697,070	$1,061,686	$74,758,756
ABS Residential Mortgage	—	362,441	7,814	370,255
Agency Commercial Mortgage-Backed Securities	—	109,535,733	4,895,275	114,431,008
Collateralized Mortgage Obligations	—	188,059,138	15,075,111	203,134,249
Non-Agency Commercial Mortgage-Backed Securities	—	137,137,511	1,300,000	138,437,511
All Other Bonds and Notes(a)	—	936,968,848	—	936,968,848
Total Bonds and Notes	—	1,445,760,741	22,339,886	1,468,100,627
Collateralized Loan Obligations	—	58,023,006	—	58,023,006
Loan Participations(a)	—	901,549	—	901,549
Short-Term Investments	—	198,152,810	—	198,152,810
Total Investments	—	1,702,838,106	22,339,886	1,725,177,992
Futures Contracts (unrealized appreciation)	6,115,329	—	—	6,115,329
Total	$6,115,329	$1,702,838,106	$22,339,886	$1,731,293,321

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or June 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
ABS Home Equity	$1,235,224	$(23,759)	$(2,718)	$38,209	$ —	$(185,270)	$ —	$ —	$1,061,686	$19,592
ABS Residential Mortgage	9,433	—	114	(404)	—	(1,329)	—	—	7,814	(314)
Agency Commercial Mortgage-Backed Securities	5,707,295	(1,782,733)	(13)	444,461	—	—	526,265	—	4,895,275	451,714
Collateralized Mortgage Obligations	16,133,303	(1,349,869)	(1,189,706)	665,663	1,466,207	(2,927,931)	2,277,444	—	15,075,111	(636,307)
Non-Agency Commercial Mortgage-Backed Securities	3,692,000	—	—	(2,392,000)	—	—	—	—	1,300,000	(2,392,000)
Total	$26,777,255	$(3,156,361)	$(1,192,323)	$(1,244,071)	$1,466,207	$(3,114,530)	$2,803,709	$ —	$22,339,886	$(2,557,315)
Debt securities valued at $2,803,709 were transferred from Level 2 to Level 3 during the period ended June 30, 2025. At September 30, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of June 30, 2025, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$1,058,147
		Market Discount	Discount Rate	5.00%	3,539

Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
	ABS Residential Mortgage[1]	Market Discount	Discount Rate	5.00%	$7,814
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	4,491,719
		Market Discount	Discount Rate	3.00%	403,556
	Collateralized Mortgage Obligations[1]			1.00%	13,765,305
		Market Discount	Discount Rate	3.00%	1,309,806
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	24 months
			Loss Adjusted Spread	10%	1,300,000
	Total				$22,339,886

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.